Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 31, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($)
Debt Instrument [Line Items]
Gain on repayment of debt, net of expenses		$ 11	$ 0		$ 11	$ 0
Maximum borrowing capacity		5,298			5,298		$ 5,165
Credit facilities unused		4,116			$ 4,116		$ 3,920
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage				20.00%	20.00%
Corporate | Revolving corporate credit facility
Debt Instrument [Line Items]
Credit facilities unused		$ 1,300			$ 1,300
3.055% Unsecured senior notes | Corporate | Senior notes
Debt Instrument [Line Items]
Debt repurchased via tender offer				$ 400
Interest Rate (%)		3.055%			3.055%
Gain on repayment of debt, net of expenses					$ 11
Gain on repayment of debt, net of expenses after tax					7
Committed facilities with maturities ranging from 2020 through 2024
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 4,900			$ 4,900
Subsequent event | 4.65% Secured notes | ITC | Secured
Debt Instrument [Line Items]
Interest Rate (%)	4.65%
Face value	$ 50
Debt Instrument, Term	30 years